VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2018:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of the Bareboat Charter Rates Per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2018 is shown below:

(in $ thousands)	2019	2020	2021	2022	2023	After 2023
Golar Eskimo*	25,907	24,449	23,205	22,256	21,343	36,823

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2018	2017
Liabilities
Short-term debt (refer to note 20)	11,836	—
Long-term debt (refer to note 20)	187,401	212,084
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the year ended December 31, 2018:

(in thousands of $)	2018
Balance sheet
Current assets	124,642
Non-current assets	1,392,711
Current liabilities	(109,773)
Non-current liabilities	(1,004,184)

Statement of operations
Liquefaction services revenue	127,625
Net income	77,842

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.

Balance Sheet of Variable Interest Entity
The following table summarizes the balance sheets of PTGI as of December 31, 2018 and 2017:

(in thousands of $)	2018	2017
ASSETS
Cash	19,599	16,016
Restricted cash (see note 16)	10,209	10,270
Vessels and equipment, net*	248,526	269,624
Other assets	2,699	4,348
Total assets	281,033	300,258

LIABILITIES AND EQUITY
Accrued liabilities	6,474	11,675
Current portion of long-term debt	14,303	19,759
Amounts due to related parties	83,334	107,838
Non-current debt	73,247	82,741
Other liabilities	638	515
Total liabilities	177,996	222,528
Total equity	103,037	77,730
Total liabilities and equity	281,033	300,258

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.